DISCONTINUED OPERATIONS (Details Narrative) - USD ($)		1 Months Ended
	Mar. 17, 2026	Mar. 31, 2026
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price	$ 10,000	$ 10,000